Document And Entity Information	Aug. 14, 2026
Document Information [Line Items]
Entity, Registrant Name	MAUI LAND & PINEAPPLE COMPANY, INC.
Document, Type	8-K
Document, Period End Date	Aug. 14, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-06510
Entity, Tax Identification Number	99-0107542
Entity, Address, Address Line One	500 Office Road
Entity, Address, Address Line Two	Lahaina
Entity, Address, City or Town	Maui
Entity, Address, State or Province	HI
Entity, Address, Postal Zip Code	96761
City Area Code	808
Local Phone Number	877-3351
Title of 12(b) Security	Common Stock
Trading Symbol	MLP
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000063330